Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 11
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COMMITMENTS AND CONTINGENCIES
The Company has aggregate unfunded commitments to invest $34.3 million for the development and improvement of our existing cultivation facilities in Arizona, Massachusetts and Pennsylvania, as well as the development of one dispensary in Massachusetts.
The Company has the right to purchase a parcel of land in Arizona for $2.1 million and provide up to $16 million for construction of a cultivation facility. If the purchase is completed, the Company will concurrently enter into a long-term triple net lease with a subsidiary of a publicly-traded multi-state operator that is not currently a tenant. This transaction is subject to customary closing conditions. There is no assurance that the transaction will close on its expected terms, conditions or timeline, or at all.
The Company owns a portfolio of properties that it leases to entities which cultivate, harvest, process and distribute cannabis. Cannabis is an illegal substance under the Controlled Substances Act. Although the operations of the Company’s tenants are legalized in the states and local jurisdictions in which they operate, the Company and its tenants are subject to certain risks and uncertainties associated with conducting operations subject to conflicting federal, state and local laws in an industry with a complex regulatory environment which is continuously evolving. These risks and uncertainties include the risk that the strict enforcement of federal laws regarding cannabis would likely result in the Company’s inability, and the inability of its tenants, to execute their respective business plans.
In connection with the purchase and leaseback of the Revolutionary Clinics property, the Company is required to issue 132,727 OP Units pursuant to a contribution agreement if certain conditions are met.
The extent of the impact of the coronavirus
(“COVID-19”)
outbreak on the operational and financial performance of the Company’s real estate will depend on future developments, including the duration and spread of the outbreak and related travel advisories and restrictions and the impact of
COVID-19
on overall demand for leased space, including retail establishments, all of which are highly uncertain and cannot be predicted. If demand for the Company’s real estate are impacted for an extended period, results of operations may be materially adversely affected. As of June 30, 2021,
COVID-19
had not had a material impact to the Company’s operations or financial condition, however, any future impacts of COVID- 19 are highly uncertain and cannot be predicted.